ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2019
Trade and other current receivables [abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

The Company’s accounts receivable is comprised of:

	March 31	December 31
	2019	2018
	$	$
Goods and services tax refund receivable	2,361,801	2,519,789
Trade receivables	2,013,268	801,756
Other receivables	92,494	257,726
	4,467,563	3,579,271

Accounts receivable are neither impaired nor past due.